Sally A. Kay

T: +1 650 843 5582

skay@cooley.com

March 13, 2013

VIA EDGAR AND FEDERAL EXPRESS

Mr. Jeffrey Riedler

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-3628

Re:	Portola Pharmaceuticals, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted February 5, 2012
CIK 0001269021

Dear Mr. Riedler:

On behalf of Portola Pharmaceuticals, Inc., a Delaware corporation (the “Company”), this letter sets forth the Company’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) set forth in your letter dated February 19, 2013 (the “Comment Letter”), regarding the above referenced Registration Statement on Form S-1 (the “Registration Statement”). The Company has also revised the Registration Statement in response to the Staff’s comments and is submitting confidentially and concurrently with this letter a revised Registration Statement (the “Revised Registration Statement”), which reflects these revisions and updates and clarifies certain other information.

For the convenience of the Staff, each comment from the Comment Letter corresponds to the numbered paragraph in the Comment Letter and is restated in italics prior to the response to such comment. Capitalized terms used and not defined have the meanings given in the Revised Registration Statement. Page references in the text of this letter correspond to pages and captions in the Revised Registration Statement.

FORM S-1

Prospectus Summary, page 1

1.

We have reviewed your response to prior comment 7. Please expand your disclosure on pages 2, 86 and 89 to identify the name of the studies referenced. In addition, on pages 2 and 86, you disclose the incidence of VTE-related death rose four-fold over several weeks after hospital discharge; however, on page 89, you disclose that the rate of VTE-related death for the 35-day period after hospital admission was a five-fold increase. Please revise your disclosure for consistency or explain the discrepancy.

In response to the Staff’s comment, the Company has revised the disclosure on pages 2, 87 and 90 of the Revised Registration Statement.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

March 13, 2013

Page Two

Risks associated with our business, page 5

2.

Please refer to our prior comment 13. Please include a bullet point on this page addressing the increased risk that your APEX trial for Betrixaban may fail due to a potential risk of increased bleeding, as experience by your competitors in similar clinical trials evaluating Factor Xa inhibitors for the same indication you are pursuing.

In response to the Staff’s comment, the Company has revised the disclosure on page 5 of the Revised Registration Statement.

Risk Factors

Risks Related to the Development and Commercialization of our Product Candidates

“If clinical studies of our product candidates fail…” page 16

3.

In response to prior comment 10, you disclose that the Phase 2 studies of Betrixaban did not include enough participants to demonstrate statistically significant effectiveness. Please expand your disclosure to state the number of participants in each Phase 2 trial and the number of participants that you believe is necessary to demonstrate statistically significant effectiveness.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Phase 2 studies were not designed to demonstrate statistical significance. Since its Phase 2 studies of Betrixaban were not designed to demonstrate statistical significance, it is not practicable or informative to provide a number of participants that would have been required in order to achieve statistical significance in those studies. As noted in the Revised Registration Statement, the Phase 2 studies were designed to evaluate Betrixaban’s anti-coagulant activity and safety, not to demonstrate efficacy in a particular indication. These Phase 2 studies were conducted in a different patient population than that of the Company’s Phase 3 APEX study, so even if there had been a greater number of participants in the Phase 2 studies, that increased number of participants would not likely be predictive of success in the APEX trial. If the Company’s objective had been to demonstrate efficacy in these indications, it would have both increased the size of the trials and used different trial designs. Therefore, any number that the Company could provide regarding the trial size necessary to show efficacy in these indications would be highly speculative and involve numerous assumptions regarding the design of such a trial. As the Company is not seeking approval for Betrixaban in those indications, the Company does not believe such a hypothetical number would be useful to investors. Conversely, the Company has provided extensive disclosure regarding the size, design and powering of its APEX trial. In the Company’s view, the purpose of this portion of the risk factor is to highlight for investors the significant differences between APEX and the Phase 2 trials so that investors do not unduly rely on the results of the Phase 2 trials when evaluating the likelihood of success of the APEX trial. The Company does not believe that the requested disclosure would assist investors in that evaluation. In response to the Staff’s comment, the Company has revised the disclosure on page 16 of the Revised Registration Statement to clarify that the Phase 2 studies were not designed to demonstrate statistical significance.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

March 13, 2013

Page Three

“Delays in the enrollment of patients…” page 18

4.

Please refer to our prior comment 14. It appears that the number of patients currently enrolled in your APEX study is material to investors, especially since you identify delays in enrollment as a potential risk factor. Please revise this risk factor and your Business section disclosure to include this information. It is unclear from your response how disclosure of this information would cause you competitive harm. Additionally, it does not appear that the inclusion of the number of patients currently enrolled would be misleading to investors and that potential investors would impart their own expectations regarding the pace at which enrollment may occur. You have made it clear that the study is unprecedented in size and scope for your company and that delay may occur. Given this context, it is even more significant to investors to know how many patients you have enrolled to date.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 18 of the Revised Registration Statement to disclose the approximate date by which, based on enrollment to date, the Company anticipates completing the APEX study. The Company respectfully advises the Staff that it believes that this disclosure is more customary and provides investors with more relevant and useful disclosure than the number of patients enrolled at a given point in time in the enrollment period. In the Company’s view, the disclosure of the number of patients enrolled in APEX is not useful to investors because of the numerous assumptions investors would need to make in order to use that information to evaluate the progress of and prospects for the study. The Company has added similar disclosure on pages 61 and 103 of the Revised Registration Statement.

Market, Industry and Other Data, page 48

5.

In response to prior comment 22, you state that you will be seeking confidential treatment of your original submission to redact all references to Navigant. Consistent with your filing obligations under Section 106(a) of the Jumpstart Our Business Startups Act and Section 6 of the Securities Act of 1933, please advise us how you intend to request confidential treatment for the references to Navigant and when you intend to submit the redacted draft.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it is the Company’s intention to request confidential treatment of Navigant’s name wherever it appears in the original draft registration statement when it is submitted through EDGAR as a DRS in connection with the first publicly-filed version of the Company’s Registration Statement. The Company further advises the Staff that the only language for which the Company will seek confidential treatment in such document is Navigant’s name. If the Staff prefers that the Company request the redaction of Navigant’s name in a different manner, the Company would expect to proceed in such manner.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

March 13, 2013

Page Four

6.

Please refer to our prior comment 23. Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. The statement “neither this research nor these definitions have been verified by any independent source” appear to imply that you are not taking liability for the industry, market or other data included in your registration statement. Please delete this statement or include a statement specifically accepting liability.

In response to the Staff’s comment, the Company has revised the disclosure on page 49 of the Revised Registration Statement.

Business

Betrixaban

Betrixaban clinical experience, page 96

7.	Please disclose that none of the results of your clinical trials have been statistically significant.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that while certain of the Company’s clinical studies have not produced statistically significant results, some of the results obtained in its clinical trials were statistically significant and, therefore, a statement that none of the results were statistically significant would be inaccurate. However, in response to the Staff’s comment, the Company has added disclosure on pages 16 and 99 of the Revised Registration Statement clarifying that the efficacy results of its Phase 2 trials were not statistically significant.

8.

In addition to the side effects listed on page 97, you disclose on page 18 that subjects taking Betrixaban had an increased rate of gastrointestinal issues, such as diarrhea, nausea and vomiting. Please expand your disclosure here to also disclose these side effects.

In response to the Staff’s comment, the Company has revised the disclosure on page 99 of the Revised Registration Statement.

PRT4445 Clinical Results and Development Strategy, page 104

Collaboration with BMS and Pfizer, page 105

9.

Please refer to our prior comment 38. Please note that we believe that the termination provisions of a material agreement are material and required to be disclosed. Accordingly, please revise your disclosure to include the material terms of these provisions. Similarly, please disclose the aggregate development fees due to you. We are reviewing your related confidential treatment application and will evaluate your competitive harm analysis with respect to the amounts paid to date. We will issue any comment on the confidential treatment application separately.

In response to the Staff’s comment, the Company has revised the disclosure on page 108 of the Revised Registration Statement.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

March 13, 2013

Page Five

Collaboration with Bayer and Janssen, page 105

10.

Please file a copy of your agreement with Bayer and Janssen. Alternatively, please provide us with a detailed analysis which supports your belief that you are not substantially dependent on this agreement.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company is not substantially dependent on this agreement. The Company’s principal benefit from the agreement is receipt of funding to support the addition of a rivaroxiban cohort to its Phase 2 study of PRT4445. Such a cohort was not contemplated at the time that the Company was designing the study and is not essential for the successful development of PRT4445. Accordingly, the Company does not believe it was substantially dependent on entry into the agreement or that a hypothetical termination of the agreement would impact its development plans for PRT4445 to an extent that rises to the level of substantial dependence. In addition, the payments to be received by the Company pursuant to the agreement are not material. If it became necessary to complete a rivaroxiban cohort in the Phase 2 study without the benefit of this agreement, the Company believes it would be able to fund that portion of the study from other sources. For these reasons, the Company does not believe that its agreement with Bayer and Janssen is a material agreement and therefore believes it is not required to be filed as an exhibit to the Revised Registration Statement.

Collaboration and License Agreements, page 109

Millennium Agreements, page 109

11.	Please refer to our prior comment 39. Please expand your disclosure to discuss the termination provisions of your August 2004 agreement.

In response to the Staff’s comment, the Company has revised the disclosure on page 113 of the Revised Registration Statement.

Astellas Agreement, page 111

12.	Please refer to our prior comment 42. Please disclose the remaining aggregate milestone payments due under the agreement.

In response to the Staff’s comment, the Company has revised the disclosure on page 115 of the Revised Registration Statement.

Manufacturing, page 115

13.	Please expand your disclosure in this section to describe in this section to describe your relationship with Hovione concerning the active pharmaceutical ingredient for Betrixaban.

In response to the Staff’s comment, the Company has added the requested disclosure to page 120 of the Revised Registration Statement.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

March 13, 2013

Page Six

Executive Compensation, page 131

14.

We note your response to prior comment 44. Please revise the disclosure to include, in addition to the disclosure for fiscal year 2012, compensation paid during your fiscal year ended December 31, 2011 as was originally included in your draft registration statement. Please see instruction 1 to Item 402(n) of Regulation S-K.

In response to the Staff’s comment, the Company has revised the disclosure on page 136 of the Revised Registration Statement.

We appreciate the Staff’s comments and request that the Staff contact the undersigned at (650) 843-5582 or (650) 849-7400 with any questions or comments regarding this letter.

Sincerely,

Cooley LLP

/s/ Sally A. Kay
Sally A. Kay

Enclosures

cc:	Kenneth L. Guernsey, Cooley LLP
William Lis, Portola Pharmaceuticals, Inc.
Mardi Dier, Portola Pharmaceuticals, Inc.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM